Restatement of the Consolidated Financial Statements - Schedule of Error Corrections and Prior Period Adjustments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Digital currencies				$ 217,119
Total current assets	$ 80,419		60,450	588,189
Total Assets	82,787		63,153	589,424
Accumulated deficit	(115,601,691)		(115,343,192)	(114,516,772)
Total stockholders' equity	(286,122)	$ 348,467	(255,993)	513,427	$ (45,250,567)
Total Liabilities and stockholders' equity	82,787		63,153	589,424
Gross profit				4,320
Revaluation of digital currencies
Net loss from operations			(990,169)	(1,569,773)
Realized gain on sale of digital currencies		92,213	163,749	299,092
Other income				39,643
Total other expenses	(6,000)	92,213	163,749	(43,894,796)
Net loss	$ (258,499)	$ (164,935)	$ (826,420)	$ (45,464,569)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.01)	$ (0.00)	$ (0.37)
Basic and Diluted Shares	13,033,038	12,273,975	371,561,990	123,548,858
Change in fair value of digital currencies
Proceeds from sale of digital currencies				332,172
Decrease in Digital Currencies
Net cash used in operating activities	$ (203,401)	$ (136,297)	$ (505,619)	(1,488,254)
Previously Reported [Member]
Digital currencies				616,352
Total current assets				987,422
Total Assets				988,657
Accumulated deficit				(114,117,539)
Total stockholders' equity				912,660
Total Liabilities and stockholders' equity				988,657
Gross profit				709,266
Revaluation of digital currencies				704,946
Net loss from operations				(864,827)
Realized gain on sale of digital currencies
Other income				33,022
Total other expenses				(44,200,509)
Net loss				$ (45,065,336)
Basic and Diluted Loss per Share				$ (0.36)
Basic and Diluted Shares				123,548,858
Change in fair value of digital currencies				$ (704,946)
Proceeds from sale of digital currencies
Decrease in Digital Currencies				338,793
Net cash used in operating activities				(1,488,254)
Restatement Adjustment [Member]
Digital currencies				(399,233)
Total current assets				(399,233)
Total Assets				(399,233)
Accumulated deficit				(399,233)
Total stockholders' equity				(399,233)
Total Liabilities and stockholders' equity				(399,233)
Gross profit				(704,946)
Revaluation of digital currencies				(704,946)
Net loss from operations				(704,946)
Realized gain on sale of digital currencies				299,092
Other income				6,621
Total other expenses				305,713
Net loss				$ (399,233)
Basic and Diluted Loss per Share				$ (0.01)
Basic and Diluted Shares
Change in fair value of digital currencies				$ 704,946
Proceeds from sale of digital currencies				332,172
Decrease in Digital Currencies				(338,793)
Net cash used in operating activities